Fair value measurement of financial instruments	9 Months Ended
Sep. 30, 2023
Fair Value Measurement Of Financial Instruments [Abstract]
Fair value measurement of financial instruments	Fair value measurement of financial instruments
This note provides an update on the judgements and estimates made by the Group in determining the fair values of financial instruments since the last annual financial report.

Nature of financial instruments recognised and measured at fair value
GT shares

During the nine months ended September 30, 2023 the Group’s only financial instrument measured at fair value consisted of unlisted equity securities comprising of ordinary and preference shares in GT Apeiron Therapeutics, which were acquired in March 2021 and in relation to which the Group has taken the election provided within IFRS 9 to recognise fair value gains and losses within Other Comprehensive Income.

Unobservable market data was available to the Group as at September 30, 2022 in the form of a recent arms-length transaction involving equity instruments of the entity in question, and the fair value of the Group’s investment was established with reference to that transaction. Nothing has come to the Company’s attention which would suggest that the value of the investment requires material impairment or revaluation as at September 30, 2023.
15.Fair value measurement of financial instruments (continued)

Foreign exchange forward contracts

During the nine months ended September 30, 2022, the Group entered into a series of forward contracts of under three months duration whereby a commitment was made to exchange US dollars for a fixed number of pounds sterling in order to hedge the Group’s exposure to foreign exchange rate fluctuations. All such transactions were settled during the quarter ended June 30, 2022 for a cumulative loss of £11,287,000. No such transactions were entered into during the three and nine months ended September 30, 2023, and the Group does not use derivative financial instruments for speculative purposes.

Fair value measurements using significant unobservable inputs (level 3)- equity investments at FVOCI

Unlisted equity securities
£’000
Opening balance as at January 1, 2023	2,145
Gain/(loss) recognised in other comprehensive income	—
Closing balance as at September 30, 2023	2,145

The Group did not measure any financial assets or financial liabilities at fair value on a non-recurring basis as at September 30, 2023 other than the equity investment above. There have been no transfers between levels 2 and 3 and changes in valuation techniques during the period.

Other financial instruments

On June 21, 2022, the Group invested £100,000,000 into a 12-month short term deposit with an F1+ rated UK financial institution. The short term bank deposit accrued interest at a rate of 2.35% and was classified as a financial asset measured at amortised cost. The investment was redeemed on June 21, 2023.

On March 24, 2023, the Group invested £150,000,000 into a 9-month short term deposit with an F1 rated financial institution. On August 11, and August 16, 2023, the Group invested £45,000,000 and £25,000,000 respectively into two 6-month short term deposits with an F1 rated financial institution. On July 27, 2023 the Group invested $40,000,000 into a 6-month short term deposit with an F1+ rated financial institution. These short term bank deposits accrue interest at 4.8%, 5.4%, 5.4% and 5.2% respectively and have been classified as financial assets measured at amortised cost.

The Group measures expected credit losses over cash and cash equivalents as a function of individual counterparty credit ratings and associated 12 month default rates. Expected credit losses over cash and cash equivalents and third-party financial derivatives are deemed to be immaterial and no such loss has been experienced during the quarter ended September 30, 2023. The Group also has a number of other financial instruments which are not measured at fair value in the balance sheet consisting of trade receivables, trade and other payables and other loans. For these instruments, the fair values are not materially different to their carrying amounts, since the interest receivable/payable is either close to current market rates or the instruments are short-term in nature.